RISK MANAGEMENT (Details 12) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Differential of swaps payable	R$ 15,833,154	R$ 3,101,273
Non-deliverable forwards	3,015,522	3,987,714
Purchased	255,209	1,109,371
Sold	2,760,313	2,878,343
Premiums of options	1,656,654	2,236,620
Other	2,504,000	1,413,851
Total of derivative liabilities	23,009,330	10,739,458
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	267,039
Non-deliverable forwards	1,366,512
Purchased	232,414
Sold	1,134,098
Premiums of options	643,110
Other	974,804
Total of derivative liabilities	3,251,465	5,506,835
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	242,327
Non-deliverable forwards	345,147
Purchased	8,670
Sold	336,477
Premiums of options	59,827
Other	338,934
Total of derivative liabilities	986,235	862,607
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	364,726
Non-deliverable forwards	1,026,248
Purchased	12,368
Sold	1,013,880
Premiums of options	225,039
Other	957,565
Total of derivative liabilities	2,573,578	1,745,089
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	2,772,920
Non-deliverable forwards	277,615
Purchased	1,757
Sold	275,858
Premiums of options	725,126
Other	232,697
Total of derivative liabilities	4,008,358	1,434,610
Later than five years [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	12,186,142
Premiums of options	3,552
Total of derivative liabilities	R$ 12,189,694	R$ 1,190,317